Employee Benefits, Employee Benefit (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mexico [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	$ 657,868	$ 120,843	$ 126,735
Employee benefits	1,578,529	978,851
Brazil [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	685,287	82,870	166,503
Employee benefits expense	1,831,600	2,057,470
Ecuador [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	65,123	40,498	(29,743)
Employee benefits expense	654,465	479,762
Central America [Member]
Disclosure of Information about Defined Benefit Plans [Abstract]
Period cost of other employee benefits	31,344	39,384	$ 33,479
Employee benefits expense	$ 275,307	$ 222,777